Exhibit 99.1

CIT Equipment Collateral 2006-VT2
Monthly Servicing Report

Determination Date:		12/18/06
Collection Period:	10/01/06	11/30/06
Record Date:		12/19/06
Payment Date:		12/20/06

I. AVAILABLE FUNDS

A. Collections

a.	Scheduled Payments Received			$49,510,625.03
b.	Liquidation Proceeds Allocated to Owner Trust			0.00
c.	Prepayments on Contracts			4,586,766.81
d.	Payments on Purchased Contracts			5,035,262.33
e.	Proceeds of Clean-up Call			0.00
f.	Investment Earnings on Collection Account			0.00

		Total Collections		$59,132,654.17

B. Determination of Available Funds

a.	Total Collections			$59,132,654.17
b.	Servicer Advances			4,385,583.56
c.	Recoveries of prior Servicer Advances			0.00
d.	Withdrawal from Reserve Account			0.00

		Total Available Funds =		$63,518,237.73

II. DISTRIBUTION AMOUNTS

A. COLLECTION ACCOUNT DISTRIBUTION

1.	Servicing Fee			906,666.11

2.	Class A-1 Note Interest Distribution		1,072,432.90
	Class A-1 Note Principal Distribution		51,560,879.38
	Aggregate Class A-1 distribution			52,633,312.28

3.	Class A-2 Note Interest Distribution		581,280.00
	Class A-2 Note Principal Distribution		0.00
	Aggregate Class A-2 distribution			581,280.00

4.	Class A-3 Note Interest Distribution		709,800.00
	Class A-3 Note Principal Distribution		0.00
	Aggregate Class A-3 distribution			709,800.00

5.	Class A-4 Note Interest Distribution		394,835.93
	Class A-4 Note Principal Distribution		0.00
	Aggregate Class A-4 distribution			394,835.93

6.	Class B Note Interest Distribution		68,016.95
	Class B Note Principal Distribution		1,257,836.72
	Aggregate Class B distribution			1,325,853.67

7.	Class C Note Interest Distribution		83,922.32
	Class C Note Principal Distribution		1,536,689.33
	Aggregate Class C distribution			1,620,611.65

8.	Class D Note Interest Distribution		94,548.28
	Class D Note Principal Distribution		1,689,231.63
	Aggregate Class D distribution			1,783,779.91

9.	Deposit to the Reserve Account			3,355,504.98

10.	Trustee Expenses			0.00

11.	Remainder to the holder of the equity certificate			206,593.20

		Collection Account Distributions =		63,518,237.73

B. INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =		0.00

III. INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

	Distribution	Class A-1	Class A-2	Class A-3	Class A-4
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	1,072,432.90	581,280.00	709,800.00	394,835.93
2.	Interest Paid	1,072,432.90	581,280.00	709,800.00	394,835.93
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	51,560,879.38	0.00	0.00	0.00

5.	Total Distribution Amount	52,633,312.28	581,280.00	709,800.00	394,835.93
	((2) plus (4))

	Distribution	Class B	Class C	Class D	Total Offered
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	68,016.95	83,922.32	94,548.28	3,004,836.38
2.	Interest Paid	68,016.95	83,922.32	94,548.28	3,004,836.38
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	1,257,836.72	1,536,689.33	1,689,231.63	56,044,637.06

5.	Total Distribution Amount	1,325,853.67	1,620,611.65	1,783,779.91	59,049,473.44
	((2) plus (4))

IV. Information Regarding the Securities

       A      Summary of Balance Information

		Applicable	Principal Balance	Class Factor	Principal Balance	Class Factor
	Class	Coupon	Dec-06	Dec-06	Nov-06	Nov-06
		Rate	Payment Date	Payment Date	Payment Date	Payment Date

a.	Class A-1 Notes	5.34435%	206,439,120.62	0.80015	258,000,000.00	1.00000
b.	Class A-2 Notes	5.1900%	144,000,000.00	1.00000	144,000,000.00	1.00000
c.	Class A-3 Notes	5.0700%	180,000,000.00	1.00000	180,000,000.00	1.00000
d.	Class A-4 Notes	5.0500%	100,524,000.00	1.00000	100,524,000.00	1.00000
e.	Class B Notes	5.2400%	15,431,163.28	0.92463	16,689,000.00	1.00000
f.	Class C Notes	5.2900%	18,860,310.67	0.92466	20,397,000.00	1.00000
g.	Class D Notes	5.4600%	20,574,884.37	0.92413	22,264,116.00	1.00000

h.	Total Offered Notes		685,829,478.94		741,874,116.00

       B      Other Information

	Scheduled	Scheduled
	Principal Balance	Principal Balance
Class	Dec-06	Nov-06
	Payment Date	Payment Date

Class A-1 Notes	214,932,550.88

		Target	Class	Target	Class
	Class	Principal Balance	Floor	Principal Amount	Floor
Class	Percentage	Dec-06	Dec-06	Nov-06	Nov-06
		Payment Date	Payment Date	Payment Date	Payment Date

Class A	92.00%	630,963,120.62		0.00
Class B	2.25%	15,431,163.28	0.00	0.00	0.00
Class C	2.75%	18,860,310.67	0.00	0.00	0.00
Class D	3.00%	20,574,884.38	0.00	0.00	0.00

V. PRINCIPAL

A. MONTHLY PRINCIPAL AMOUNT

1.	Principal Balance of Notes and Equity Certificates		741,874,115.90
	(End of Prior Collection Period)
2.	Contract Pool Principal Balance (End of Collection Period)		685,829,478.94

	Total monthly principal amount		56,044,636.96

B. PRINCIPAL BREAKDOWN		No. of Accounts

1.	Scheduled Principal	50,995	46,444,513.21
2.	Prepaid Contracts	317	4,564,861.42
3.	Defaulted Contracts	0	0.00
4.	Contracts purchased by CIT Financial USA, Inc.	516	5,035,262.33

	Total Principal Breakdown	51,828	56,044,636.96

VI. CONTRACT POOL DATA

A. CONTRACT POOL CHARACTERISTICS

			Original	Dec-06	Nov-06
			Pool	Payment Date	Payment Date

1.	a. Contract Pool Balance		741,874,115.90	685,829,478.94	N/A
	b. No of Contracts		51,828	50,995	N/A
	c. Pool Factor		1.0000	0.9245	N/A

2.	Weighted Average Remaining Term		37.50	35.78	N/A

3.	Weighted Average Original Term		43.90

B. DELINQUENCY INFORMATION

			% of Aggregate
		% of	Required Payoff	No. Of	Aggregate Required
		Contracts	Amount	Accounts	Payoff Amounts

1.	Current	97.51%	97.76%	49,725	674,760,942.24
	31-60 days	2.30%	2.04%	1,175	14,064,115.49
	61-90 days	0.19%	0.20%	95	1,390,004.77
	91-120 days	0.00%	0.00%	0	0.00
	121-150 days	0.00%	0.00%	0	0.00
	151-180 days	0.00%	0.00%	0	0.00
	180+days (1)	0.00%	0.00%	0	0.00

	Total Delinquency	100.00%	100.00%	50,995	690,215,062.50

2.	Delinquent Scheduled Payments:

	Beginning of Collection Period			0.00
	End of Collection Period			4,385,583.56

	Change in Delinquent Scheduled Payments			4,385,583.56

(1) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C below

C. DEFAULTED CONTRACT INFORMATION

1.	Aggregate Contract Balance on Defaulted Contracts			0.00
2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received			0.00

	Current period reported net losses			0.00

3.	Cumulative Reported Net Losses			0.00

4.	Cumulative Net Loss Ratio			0.0000%

5.	Cummlative Net Loss Trigger			0.5000%

VII. MISCELLANEOUS INFORMATION

A. SERVICER ADVANCE BALANCE

1.	Opening Servicer Advance Balance			0.00
2.	Current Period Servicer Advance			4,385,583.56
3.	Recoveries of prior Servicer Advances			0.00

4.	Ending Servicer Advance Balance			4,385,583.56

5	Unreimbursed Servicer Advances			0.00

B. RESERVE ACCOUNT

1.	Opening Reserve Account			46,367,132.24

2.	Deposit from the Collection Account			3,355,504.98

3.	Withdrawals from the Reserve Account			0.00

4.	Investment Earnings.			0.00

5.	Investment Earnings Distributions to the Depositor			0.00

6.	Remaining available amount			49,722,637.22

7.	Specified Reserve Account Balance			49,722,637.22

8.	Reserve Account Surplus/(Shortfall)			0.00

9.	Distribution of Reserve Account Surplus to the Depositor			0.00

10.	Ending Reserve Account Balance			49,722,637.22

11.	Reserve Account deficiency			0.00

12.	Reserve Account Floor			22,256,223.48

C. OTHER RELATED INFORMATION
1.	Discount Rate		5.8860%

2.	Life to Date Prepayment (CPR)		10.64%

3.	Life to Date Substitutions:

	a. Prepayments	0.00

	b. Defaults	0.00

4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:				N/A

5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:				N/A

6.	Any material breaches of pool assets representations or warranties or transaction covenants:		Accounts were 60+ days delinquent/defaulted as of the Closing Date

7.	Information regarding pool asset substitutions and repurchase:				5,035,262.33

8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures
	used to originate, acquire, or select new pool assets:				N/A

D1.	Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a.	Class A-1 Note Interest Distribution
	b.	Class A-2 Note Interest Distribution
	c.	Class A-3 Note Interest Distribution
	d.	Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Class A-1 Note Reallocated Principal Distribution
15	Class A-2 Note Reallocated Principal Distribution;
16	Class A-3 Note Reallocated Principal Distribution;
17	Class A-4 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19	Class C Note Reallocated Principal Distribution;
20	Class D Note Reallocated Principal Distribution;
21	Deposit to the Reserve Account;
22	Any amounts owing to the Trustees; and
23	Remainder to the holder of the equity certificate.

D2.	Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a.	Class A-1 Note Interest Distribution
	b.	Class A-2 Note Interest Distribution
	c.	Class A-3 Note Interest Distribution
	d.	Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Deposit to the Reserve Account;
15	Any amounts owing to the Trustees; and
16	Remainder to the holder of the equity certificate.

E. DELINQUENCY, NET LOSSES AND CPR HISTORY

	% of	% of	% of	% of	% of (2)
	Aggregate	Aggregate	Aggregate	Aggregate	Aggregate
	Required Payoff	Required Payoff	Required Payoff	Required Payoff	Required Payoff
	Amounts	Amounts	Amounts	Amounts	Amounts
Collection
Periods	31-60 Days Past Due	61-90 Days Past Due	91-120 Days Past Due	121-150 Days Past Due	151-180 Days Past Due

11/30/06	2.04%	0.20%	0.00%	0.00%	0.00%
10/31/06	0.00%	0.00%	0.00%	0.00%	0.00%

Collection	Monthly Net	Monthly Net
Month	Loss Percentage	Losses	LTD CPR

November-06	0.000%	0.00	10.64%
October-06	0.000%	0.00	13.91%

(2) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C above

Coll. Period	Portfolio Name	Delq. Current %	Delq 31-60%	Delq 61-90%	Delq 91-120%	Delq 121-150%	Delq 151-180%	Delq 180+ %

11/30/06	Avaya Portfolio.	97.26%	2.57%	0.17%	0.00%	0.00%	0.00%	0.00%
11/30/06	DFS Portfolio	98.16%	1.72%	0.12%	0.00%	0.00%	0.00%	0.00%
11/30/06	Other	97.49%	2.19%	0.32%	0.00%	0.00%	0.00%	0.00%

	Totals	97.76%	2.04%	0.20%	0.00%	0.00%	0.00%	0.00%

													No. of Delq 151-	Delq	No. of
Coll. Period	Portfolio Name	Delq. Current	No.of Delq Current	Delq 31-60	No. of Delq 31-60	Delq 61-90	No. of Delq 61-90	Delq 91-120	No. of Delq 91-120	Delq 121-150	No. of Delq 121-150	Delq 151-180	180	180+	Delq 180+

11/30/06	Avaya Portfolio.	$ 126,571,862.20	5,543	$3,338,930.23	154	$ 221,433.75	14	$0.00	0	$0.00	0	$0.00	0	$0.00	0
11/30/06	DFS Portfolio	319,310,618.60	29,888	5,587,667.59	670	405,740.54	28	0.00	0	0.00	0	0.00	0	0.00	0
11/30/06	Other	228,878,461.44	14,294	5,137,517.67	351	762,830.48	53	0.00	0	0.00	0	0.00	0	0.00	0

	Totals	674,760,942.24	49,725	14,064,115.49	1,175	1,390,004.77	95	0.00	0	0.00	0	0.00	0	0.00	0